MH Elite Portfolio of Funds, Inc.
                           220 Russell Avenue
                        Rahway, New Jersey 07065
                            1-800-318-7969



Dear Shareholder:
The Fund experienced its best one month performance this past February when it advanced by 19.2%. Unfortunately, this was followed by a sharp market sell off that lasted well into May. With no interest rate increase from the Federal Reserve in June, the markets once again bounced back.

In this very volatile and moody market environment, we are pleased to report that the Fund's NAV of $6.55 on June 30, 2000 represented a year to date return of 8.44% and reflects upon our continued success of outperforming the Russell 2000 index of small cap stocks. During this same period the Russell 2000 index returned 3.04%. For the one year period of 6-30-99 to 6-30-00 the Fund returned 34.34% vs. the Russell 2000 index return of 14.32%. Furthermore the shift to small caps continued and widened during the first half of this year and over the past 12 months. The S & P 500's one year trailing return was 7.3% and is -0.4% year to date.

Our commitment to maintaining a blend of value and growth funds has been instrumental in riding out the stock market's volatility. We firmly believe investors will be rewarded for their patience during these periods of market frenzy as evidenced by the enormous intra day price swings we have seen recently. As I write this, the technology heavy NASDAQ composite index has just completed a 10% decline for the week at a time when financial publications are writing about a summer rally and how prominent analysts say it's time to buy tech stocks again. Buy/Sell and the beat goes on for all the "experts" out there.

The Fund thanks you for your past and continued investment in the Fund and welcomes our new shareholders.

Sincerely,



Harvey Merson
President

Past Performance is no guarantee of future results. The Fund's average annual total return assumes reinvestment of all divided and capital gain distributions. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

This material must be accompanied or preceded by a prospectus for the Fund.

                      MH Elite Portfolio of Funds, Inc.
                    Schedule of Portfolio of Investments
                       As of June 30, 2000 (Unaudited)



Mutual Funds  (94%)                             Quantity           Market Value

        Artisan Small-Cap. Value                   4,090            $   43,478
        Bjurman Micro Cap. Growth                  2,236                98,569
        Bogle Small Cap Growth Inv                 3,044                58,167
        Berger Small Cap. Value                    2,439                54,825
        Dreyfus Emerging Leaders                   1,594                63,095
        FMI Focus Fund *                           1,697                58,520
        Fremont U.S. Micro-cap                     1,819                88,594
        Henlopen                                   2,581                73,264
        ICM/Isabelle Small Cap Invmt               6,303                73,683
        Loomis Sayles - Small Co. Growth Inst *    1,868                49,701
        Meridian Value                             2,473                64,007
        Neuberger Berman Millenium                 2,655                92,699
        Reserve Private Equity Small Cap Growth *  1,109                58,592
        RS Investment Diversified Growth           2,126                70,566
        RS Investment Emerging Growth              1,817               117,170
        Royce Opportunity  *                       6,394                54,414
        State Street Research Aurora *             2,183                57,511
        Tocqueville Small Cap Value *              2,798                54,589
        Wasatch Micro. Cap.                       11,566                69,976

Total Mutual Funds (Cost $981,417)                                 $ 1,301,420

Short-Term Securities (Cost: $83,062) (6%)                              83,062
                                                                     ---------
Total Investments in Securities (Cost:  $1,064,479)                $ 1,384,482

Other Assets Less Liabilities                                             (500)
                                                                     ---------
Net Assets                                                         $ 1,383,982
                                                                     =========





 * These funds represent new additions to the portfolio during the period 1/1/2000 - 6/30/2000

The accompanying notes to financial statements are an integral part of the statements.

                      MH Elite Portfolio of Funds, Inc.
                     Statement of Assets and Liabilities
                       As of June 30, 2000 (Unaudited)


Assets

     Investments in Securities at value (Cost : $1,064,479)        $ 1,384,482

     Total Assets                                                  $ 1,384,482
                                                                   ===========

Liabilities and Net Assets

     Liabilities
          Due to Investment Advisor                                  $     250
          Accrued Expenses                                                 250
                                                                     ---------
     Total Liabilities                                               $     500


Net Assets
     Capital Stock Outstanding at par $ .01                        $     2,113
          (211,305 shares issued and outstanding)
     Additional paid-in capital                                      1,061,866

     Net unrealized appreciation on investments                        320,003
                                                                   -----------
           Net Assets                                              $ 1,383,982

           Total Liabilities and Net Assets                        $ 1,384,482
                                                                   ===========


           Net assets value per share                                $    6.55
                                                                     =========








The accompanying notes to financial statements are an integral part of the statements.

                      MH Elite Portfolio of Funds, Inc.
                           Statement of Operations
         For The Six Month Period Ended June 30, 2000 (Unaudited)


Investment Income

        Dividends                                       $        0
        Interest                                               876
                                                         ---------
        Total Investment Income                         $      876

Expenses

        Investment advisory fees                        $     6,144
        Bank Fees                                                17
        Trustee Fees                                            100
        State Fees                                              358
        Phone                                                   108
        Misc                                                    952
                                                         ----------
        Total expenses                                        7,679
                                                         ----------

Net Investment Income                                   $    (6,803)

Net Realized and Unrealized Gain (loss) on Investments

        Net realized gain (loss) from investments       $     7,220
	Net change in unrealized appreciation
                on investments                               93,348
                                                           --------
	Net realized and unrealized gain (loss)
                in investments                          $   100,568

Net Increase (Decrease) in net assets resulting
        from operations                                 $    93,765
                                                         ==========









The accompanying notes to financial statements are an integral part of the statements.

                      MH Elite Portfolio of Funds, Inc.
                     Statements of Change in Net Assets
   For The Six Months Ended June 30, 2000 (Unaudited) and December 31, 1999


                                                     June 30        December 31
                                                      2000              1999
                                                     -------        -----------
Increase (Decrease) in Net Assets from Operations

    Net Investment income                        $    (6,803)      $    31,882
    Net realized gain (loss) on investments             7,220          (14,087)
    Net unrealized appreciation on investment          93,348          225,184
                                                       ------          -------
    Net Income in Net Assets From Operations           93,765          242,979

Dividends and Distributions to Shareholders

    Dividends from Net Investment Income                    0          (16,842)

Capital Share Transactions

    Proceeds from Sale of Shares -
          40,102 shares in 2000 and 76,979       $   256,570       $   355,567
          shares in 1999

    Proceeds from Re-invested Dividends                    0            16,842
                                                   ---------         ---------

    Net Increase (Decrease) in Net Assets        $   256,570       $   372,409
        from Capital Share Transactions            ---------         ---------

    Net Increase in Net Assets                   $   350,835       $   598,546

Net Assets at Beginning of Period                $ 1,033,647       $   435,101
                                                   ---------         ---------
Net Assets at End of Period                      $ 1,383,982       $ 1,033,647
                                                 ===========       ===========


















The accompanying notes to financial statements are an integral part of the statements.

                      MH Elite Portfolio of Funds, Inc.
                            Financial Highlights



                                         Unaudited     Year End       Year End
Selected per share data and             Six Months     December       December
   ratios for the period                   Ended       31, 1999       31, 1998*
                                         June 30,
                                           2000
                                         -------------------------------------
Net Asset Value, Beginning of Period      $ 6.04        $ 4.62         $ 5.00

Investment Operations

     Net Investment Income                  (.03)          .19            .10
     Net Realized and Unrealized
           Gain (Loss) on Investments        .54          1.33           (.48)

     Total From Operations                   .51          1.52           (.38)

Distributions                                  0          (.10)             0

Net Asset Value, End of Period            $ 6.55        $ 6.04         $ 4.62

Total Return                                 8.4%         32.9%         (7.6%)


Ratios/Supplement Data

Net Assets, end of period             $ 1,383,982    $ 1,033,647    $ 435,101

Ratio of net expenses to average               .6%        1.0%           1.0%
    net assets

Ratio of net investment income (loss)         (.6%)       4.3%           3.6%
    to average net assets

Portfolio turnover rate                       30.6%      41.0%          24.5%


* commenced operations on 3-18-98



The accompanying notes to financial statements are an integral part of the statements.

                      MH Elite Portfolio of Funds, Inc.
                     Notes to the Financial Statements
                                June 30, 2000



NOTE 1 - Organization

The MH Elite Portfolio of Funds, Inc. (the 'Fund') was organized as a corporation in New Jersey on October 20, 1997. The Fund was organized as an open-end diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933, the sale and issuance of 20,000 shares of common stock for $100,000 ("initial shares") to its initial investor occurred on February 17, 1998.

NOTE 2 - Additional Investors

Subsequent to February 17, 1998 there were additional infusions of capital in the amount of $335,000 in 1998, $355,567 in 1999, $256,570 in 2000 with
74,224, 76,979, and 40,102 shares issued respectively.

NOTE 3 - Organization Costs

Organizational costs will be borne by the Fund's Investment Adviser.

NOTE 4 - Registration Fees

Registration fees will be borne by the Fund's Investment Adviser.

NOTE 5 - Legal and Accounting Expenses

Legal and accounting expenses will be borne by the Funds Investment Advisor.

NOTE 6 - Investment Advisory Agreement

The Investment Adviser furnishes the Fund with investment advice and, in general, supervises the management and investment program of the fund. Under the Investment Advisory Agreement, the Fund has agreed to pay the Investment Adviser an annual fee, payable monthly, of 1.00% of the Fund's average daily net assets. For the six month period ended June 30, 2000 this fee was $6,144.

NOTE 7 - Fees

The expenses and fees that a shareholder of the MH Elite Portfolio of Funds, Inc. will incur are: management fees of 1.00% and other expenses of .25% for total annual fees of 1.25%. For the period ended June 30, 2000 these fees were $7,679.

NOTE 8 - Purchase and Sale of Securities

The cost of securities purchased and the proceeds from sale of securities for the six month period ended June 30, 2000 aggregated $500,000 and $370,366 respectively. For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes.

NOTE 9 - Capital Stock

As of June 30, 2000, 211,305 shares of $ .01 par value stock were authorized and issued, and paid in capital amounted to $1,063,979. This includes a dividend reinvestment of $16,842 in 1999.

NOTE 10 - Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

a)  Underlying Fund Valuation
Underlying funds are valued at the last reported net asset value as quoted by the respective fund. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

b) Investment Income
Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

c)  Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid annually. Capital gains, if any, are distributed to shareholders at least annually. Distributions of $16,842 were reinvested in the Fund for 1999. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characteristics of distributions made by the Fund.

d) Federal Taxes
The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

e) Realized Gain and Loss
Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.




MH Elite Portfolio of Funds, Inc.
220 Russell Avenue
Rahway, New Jersey 07065
www.mhelite.com


Investor Adviser
    MH Investment Management, Inc.
    220 Russell Avenue
    Rahway, New Jersey 07065





MH Elite Portfolio of Funds,Inc.

Semi-Annual Report to Shareholders

June 30, 2000